Wireless Licenses, Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Assets held for sale			$ 792	$ 552
Wireless licenses under development			4,907	4,580
Goodwill		$ 300	2,038	55
Reclassifications, adjustments and other (Note 2)			(1,346)	(12)
AOL Inc
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 1,900
Other Operating Segments
Indefinite-lived Intangible Assets [Line Items]
Goodwill			2,035
Reclassifications, adjustments and other (Note 2)			572
Held for Sale
Indefinite-lived Intangible Assets [Line Items]
Assets held for sale			493
Goodwill Held for Sale			1,328
Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Assets held for sale			300	300
Wireless licenses under development			$ 10,400	$ 400
Average remaining renewal period of wireless license portfolio (in years)			5 years 7 months 6 days